Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2014	Jun. 22, 2015
Document And Entity Information
Entity Registrant Name	TOMBSTONE EXPLORATION CORP
Entity Central Index Key	0001072772
Document Type	20-F
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		242,412,988
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2014